Oct. 30, 2026
AMERICAN FUNDS MORTGAGE FUND
Investment objective
The fund’s investment objective is to provide current income and preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 41 of the prospectus and on page 80 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00[1]	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	F-1	F-2	F-3	529-A
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	none	none	0.23
Other expenses	0.20	0.20	0.17	0.16	0.04	0.24
Total annual fund operating expenses	0.67	1.42	0.64	0.38	0.26	0.69

Share class:	529-C	529-E	529-F-2	529-F-3	R-1	R-2
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	1.00	0.50	none	none	1.00	0.75
Other expenses	0.23	0.19	0.18	0.09	0.16	0.38
Total annual fund operating expenses	1.45	0.91	0.40	0.31	1.38	1.35

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.60	0.50	0.25	none	none	none
Other expenses	0.23	0.20	0.15	0.27	0.10	0.04
Total annual fund operating expenses	1.05	0.92	0.62	0.49	0.32	0.26
Fee waiver	0.02[3]	none	none	0.08[3]	none	none
Total annual fund operating expenses after fee waiver	1.03	0.92	0.62	0.41	0.32	0.26

1  A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2]  Restated to reflect current fees.

[3]  The fund’s transfer agent is currently waiving a portion of its fee, which reduces other expenses. This waiver will be in effect through at least November 1, 2027. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver and/or expense reimbursement described above (if any) through the expiration of such waiver and/or reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	F-1	F-2	F-3	529-A	529-C	529-E	529-F-2	529-F-3	R-1	R-2
1 year	$441	$245	$65	$39	$27	$418	$248	$93	$41	$32	$140	$137
3 years	581	449	205	122	84	563	459	290	128	100	437	428
5 years	734	776	357	213	146	721	792	504	224	174	755	739
10 years	1,178	1,497	798	480	331	1,178	1,250	1,120	505	393	1,657	1,624

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$105	$94	$63	$42	$33	27		1 year	$145	$148
3 years	332	293	199	149	103	84		3 years	449	459
5 years	577	509	346	266	180	146		5 years	776	792
10 years	1,281	1,131	774	608	406	331		10 years	1,497	1,250

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$105	$94	$63	$42	$33	27		1 year	$145	$148
3 years	332	293	199	149	103	84		3 years	449	459
5 years	577	509	346	266	180	146		5 years	776	792
10 years	1,281	1,131	774	608	406	331		10 years	1,497	1,250

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 556% of the average value of its portfolio.

Principal investment strategies

Normally at least 80% of the fund’s assets are invested in mortgage-related securities. For purposes of this policy, mortgage-related securities include, but are not limited to, mortgage-backed securities, other securities collateralized by mortgage loans, and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest in debt issued by federal agencies. In the case of to be announced contracts, each contract for future delivery is normally of short duration.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 6.76% (quarter ended December 31, 2023)

Lowest -4.98% (quarter ended September 30, 2022)

The fund's total return for the nine months ended September 30, 2026, was -4.19%.

Average annual total returns For the periods ended December 31, 2025:

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	11/1/2010	8.64%	0.47%	1.87%	2.11%
− After taxes on distributions		6.65	–0.85	0.62	N/A
− After taxes on distributions and sale of fund shares		5.08	–0.22	0.90	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	11/1/2010	4.37%	–0.60%	1.18%	1.58%
C	11/1/2010	6.55	–0.58	0.94	1.42
F-1	11/1/2010	8.49	0.22	1.59	1.85
F-3	1/27/2017	8.89	0.59	N/A	1.93
529-A (with maximum sales charge)	11/1/2010	4.51	–0.57	1.15	1.54
529-C	11/1/2010	6.52	–0.62	1.13	1.51
529-E	11/1/2010	8.19	–0.07	1.31	1.55
529-F-2	10/30/2020	8.73	0.44	N/A	0.52
529-F-3	10/30/2020	8.74	0.54	N/A	0.62
R-1	11/1/2010	7.62	–0.56	0.80	1.23
R-2	11/1/2010	7.64	–0.52	0.86	1.12
R-2E	8/29/2014	8.12	–0.18	1.23	1.33
R-3	11/1/2010	8.20	–0.07	1.27	1.56
R-4	11/1/2010	8.50	0.23	1.61	1.88
R-5E	11/20/2015	8.73	0.43	1.82	1.80
R-5	11/1/2010	8.82	0.52	1.91	2.16
R-6	11/1/2010	8.89	0.59	1.98	2.22

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	–0.36%	2.01%	2.28%
Bloomberg U.S. Mortgage Backed Securities Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	8.58	0.15	1.59	1.97
Class F-2 annualized 30-day yield at August 31, 2026: 3.98% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.